Reinsurance	12 Months Ended
Dec. 31, 2012
Reinsurance

7.  REINSURANCE

The effect of reinsurance on premiums written and earned for the years ended December 31, was as follows:

	2012		2011		2010
(millions)	Written	Earned	Written	Earned	Written	Earned
Direct premiums	$16,558.8	$16,207.6	$15,333.1	$15,107.5	$14,700.0	$14,519.2
Ceded	(186.1)	(189.6)	(186.5)	(204.7)	(223.2)	(204.4)

Net premiums	$16,372.7	$16,018.0	$15,146.6	$14,902.8	$14,476.8	$14,314.8

Our ceded premiums consist of “State Plans” and “Non-State Plans.” State Plans include: (i) amounts ceded to state-provided reinsurance facilities, including the Michigan Catastrophic Claims Association (“MCCA”) and the North Carolina Reinsurance Facility (“NCRF”), and (ii) state-mandated involuntary Commercial Auto Insurance Procedures/Plans (“CAIP”). Collectively, the State Plans accounted for 98%, 94%, and 82% of our ceded premiums for the years ended December 31, 2012, 2011, and 2010, respectively; the MCCA and NCRF together accounted for 80%, 80%, and 70% of the ceded premiums for these same time periods. In 2010, our professional liability business was sold, which comprised a majority of the reinsurance on our Non-State Plans at that time.

Losses and loss adjustment expenses were net of reinsurance ceded of $230.7 million in 2012, $219.7 million in 2011, and $312.7 million in 2010.

Our prepaid reinsurance premiums and reinsurance recoverables were comprised of the following at December 31:

	Prepaid Reinsurance Premiums				Reinsurance Recoverables
	2012		2011		2012		2011
($ in millions)	$	%	$	%	$	%	$	%
MCCA	$25.4	38%	$21.4	31%	$739.2	82%	$650.4	80%
NCRF	19.5	30	19.0	27	50.6	6	51.4	6
CAIP	15.4	23	12.7	18	66.3	7	58.4	7

State Plans	60.3	91	53.1	76	856.1	95	760.2	93
Non-State Plans	6.0	9	16.7	24	44.9	5	57.8	7

Total	$66.3	100%	$69.8	100%	$901.0	100%	$818.0	100%

Reinsurance contracts do not relieve us from our obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to Progressive. Since the majority of our reinsurance is through State Plans, our exposure to losses from their failure is minimal, since the plans are funded by mechanisms supported by the insurance companies in the state. We evaluate the financial condition of our other reinsurers and monitor concentrations of credit risk to minimize our exposure to significant losses from reinsurer insolvencies.